COMMITMENTS (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Commitments 1	3.50%
Commitments 2	16.00%
Commitments 3	$ 15,000
Commitments 4	50,000
Commitments 5	50,000
Commitments 6	150,000
Commitments 7	750,000
Commitments 8	2,000,000
Commitments 9	150,000,000
Commitments 10	5,563,809
Commitments 11	1,000
Commitments 12	80,000
Commitments 13	1,390,952
Commitments 14	509,622
Commitments 15	34.57%
Commitments 16	50,000
Commitments 17	20,000
Commitments 18	50,000
Commitments 19	3,000
Commitments 20	1.50%
Commitments 21	12,500
Commitments 22	36,000
Commitments 23	10,217
Commitments 24	1
Commitments 25	0.2838
Commitments 26	1,000,000
Commitments 27	1,500,000
Commitments 28	1,000,000
Commitments 29	72,000
Commitments 30	20,433
Commitments 31	1
Commitments 32	0.2838
Commitments 33	10,000
Commitments 34	2,838
Commitments 35	1
Commitments 36	0.2838
Commitments 37	2,000,000
Commitments 38	100,000
Commitments 39	2,000,000
Commitments 40	100,000
Commitments 41	74,000
Commitments 42	92,000
Commitments 43	3,000,000
Commitments 44	15,000
Commitments 45	125
Commitments 46	300
Commitments 47	2,400
Commitments 48	260,000
Commitments 49	70,000
Commitments 50	180,000
Commitments 51	982,358
Commitments 52	1,473,537
Commitments 53	25.00%
Commitments 54	255,413
Commitments 55	16.00%
Commitments 56	$ 6,144
Commitments 57	606,500
Commitments 58	80.00%
Commitments 59	87,000